Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	$ 96,832		$ 82,723
Business and government	201,551		194,870	[1]
Residential mortgages	274,544		274,244	[1]
Debt securities measured at FVOCI	69,562		61,331
FVO securities purchased under resale agreements	86,042		80,184	[1]
Other assets	29,214		27,659	[1]			$ 35,153
Derivative instruments	31,410		33,243	[1]
Obligations related to securities sold short	23,449		18,666	[1]
Obligations related to securities sold under repurchase agreements	101,009		87,118	[1]
Derivative instruments	38,812		41,290	[1]
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	38,898		36,984
Business and government	647		270
Residential mortgages	3		3
Loans mandatorily measured and designated at FVTPL	650		273
Debt securities measured at FVOCI	68,948		60,759
FVO securities purchased under resale agreements	15,144		13,387
Other assets	207
Derivative instruments	31,410		33,243
Total financial assets	213,805		190,957
Deposits and other liabilities	(38,855)		(35,913)
Obligations related to securities sold short	(23,449)		(18,666)
Obligations related to securities sold under repurchase agreements	(4,820)		(4,715)
Derivative instruments	(38,812)		(41,290)
Total financial liabilities	(105,936)		(100,584)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	30,052		29,322
Debt securities measured at FVOCI	56,985		52,185
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	58,548		46,311
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,330		4,455
Debt securities measured at FVOCI	7,971		6,658
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,516		3,207
Debt securities measured at FVOCI	3,992		1,916
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,703		9,407
Derivative instruments	(12,675)		(15,599)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,486		15,509
Derivative instruments	(15,465)		(17,677)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	47		64
Derivative instruments	(56)		(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,163		5,235
Derivative instruments	(7,165)		(5,909)
Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,011		3,028
Derivative instruments	(3,451)		(2,042)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,132		4,194
Debt securities measured at FVOCI	3,382		3,468
Derivative instruments	3,543		2,347
Total financial assets	68,149		54,861
Obligations related to securities sold short	(12,849)		(6,265)
Derivative instruments	(2,960)		(2,475)
Total financial liabilities	(15,809)		(8,740)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,132		4,194
Debt securities measured at FVOCI	3,382		3,468
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	57,092		44,852
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1		1
Derivative instruments			(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,524		2,331
Derivative instruments	(2,899)		(2,406)
Level 1 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	18		15
Derivative instruments	(61)		(68)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	34,665		32,639
Business and government	526		126
Residential mortgages	3		3
Loans mandatorily measured and designated at FVTPL	529		129
Debt securities measured at FVOCI	65,566		57,291
FVO securities purchased under resale agreements	15,144		13,387
Other assets	207
Derivative instruments	27,780		30,825
Total financial assets	144,739		135,143
Deposits and other liabilities	(38,475)		(35,671)
Obligations related to securities sold short	(10,600)		(12,401)
Obligations related to securities sold under repurchase agreements	(4,820)		(4,715)
Derivative instruments	(34,562)		(36,941)
Total financial liabilities	(88,457)		(89,728)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	25,920		25,128
Debt securities measured at FVOCI	53,603		48,717
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	848		872
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,330		4,455
Debt securities measured at FVOCI	7,971		6,658
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,415		3,056
Debt securities measured at FVOCI	3,992		1,916
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,666		9,385
Derivative instruments	(11,453)		(13,781)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,486		15,509
Derivative instruments	(15,452)		(17,677)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1		18
Derivative instruments	(5)		(11)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,634		2,900
Derivative instruments	(4,262)		(3,498)
Level 2 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,993		3,013
Derivative instruments	(3,390)		(1,974)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	917	$ 1,031	953		$ 1,129	$ 1,252	1,422
Total financial liabilities	(1,670)	$ (1,372)	(2,116)		$ (1,163)	$ (1,235)	$ (1,995)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	101		151
Business and government	121		144
Loans mandatorily measured and designated at FVTPL	121		144
Derivative instruments	87		71
Total financial assets	917		953
Deposits and other liabilities	(380)		(242)
Derivative instruments	(1,290)		(1,874)
Total financial liabilities	(1,670)		(2,116)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	608		587
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	101		151
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	36		21
Derivative instruments	(1,222)		(1,817)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	(13)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	46		46
Derivative instruments	(51)		(52)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5		4
Derivative instruments	$ (4)		$ (5)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.